Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2024	2023
State & Local	(409,114)	(1,767,803)
Income tax benefit	$(409,114)	$(1,767,803)

Schedule of deferred tax assets and liabilities

	2024	2023
Net operating loss carry forwards	$28,438,000	$27,522,000
Orphan drug and research and development credit carry forwards	9,617,000	8,921,000
Equity based compensation	227,000	246,000
Intangibles	1,401,000	1,409,000
Capitalized research and development	2,482,000	2,311,000
Lease liability	69,000	66,000
Other	(85,000)	(12,000)
Total	42,149,000	40,463,000
Valuation allowance	(42,087,000)	(40,398,000)
Net deferred tax assets	62,000	65,000
Right of use asset	(62,000)	(65,000)
Total gross deferred tax liabilities	(62,000)	(65,000)
Net deferred tax assets	$—	$—

Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2024	2023
Federal tax at statutory rate	(21.0)%	(21.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(12.2)	(21.6)
Foreign tax rate difference	—	0.1
Orphan drug and research and development credits	(8.1)	(2.0)
Permanent differences	1.3	0.9
Foreign NOL adjustments	0.6	0.7
Expiration of tax attributes	15.2	14.2
Change in valuation allowance	19.5	6.3
Income tax benefit	(4.7)%	(22.4)%